Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases
Schedule of outstanding principal balances on finance lease facility

	As of
In thousands of U.S. Dollars	June 30, 2023	December 31, 2022
CMBFL / Shandong	57,107	59,930
Finance lease obligations	57,107	59,930
Amounts representing interest and deferred finance fees	(12,509)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	44,598	45,500
Current portion of finance lease obligations	2,064	1,976
Current portion of deferred finance fees	(118)	(119)
Non-current portion of finance lease obligations	43,281	44,328
Non-current portion of deferred finance fees	(627)	(685)
Total finance lease obligations, net of deferred finance fees	44,600	45,500

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facility for each year are as follows:

As of
In thousands of U.S. Dollars	June 30, 2023
2023(1)	2,870
2024	5,710
2025	5,694
2026	5,486
2027 - 2030	37,347
Finance lease obligations	57,107
Amounts representing interest and deferred finance fees	(12,509)
Finance lease obligations, net of interest and deferred finance fees	44,598

(1) Six-month period ending December 31,  2023